PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

8. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consists of the following (in thousands):

	June 30,	December 31,
	2021	2020
Prepaid insurance	1,850	121
Prepaid operating expenses	1,873	68
Prepaid dues and subscriptions	823	189
Prepaid taxes	598	—
Government grants	653	—
Escrow deposits	311	—
Prepaid rent	158	118
Deferred cost of goods sold	—	454
Other	812	26
Total prepaid expenses and other current assets	$7,078	$976

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consists of the following (in thousands):

	December 31,
	2020	2019
Deferred cost of goods sold	$454	$262
Prepaid operating expenses	68	585
Prepaid dues and subscriptions	189	503
Prepaid insurance	121	45
Prepaid rent	118	11
Other	26	482
Total prepaid expenses and other current assets	$976	$1,888